Schedule of Operating Lease Expenses (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Leases
Armotization	$ 255,990	$ 345,933
Interest of lease liabilities	10,410	14,067
Total operating lease expenses	266,400	360,000
Total financing lease expenses	$ 266,400	$ 360,000